Comparison of Fair Values and Carrying Values of Financial Instruments (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)		Mar. 31, 2013 INR		Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR		Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2013 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) INR		Mar. 31, 2013 Fair Value Measurements Using Significant other observable inputs (Level 2) INR		Mar. 31, 2013 Fair Value Measurements Using Significant unobservable inputs (Level 3) INR
Financial Assets:
Cash and cash equivalents	$ 4,012.1		218,740.2		$ 3,449.1	188,043.0		288,902.1	297,558.5
Term placements	3,654.9		199,265.7			150,096.5
Investments held for trading	1,602.8		87,383.5			77,043.4				0		87,383.5		0
Investments available for sale	18,661.8	[1]	1,017,441.4	[1]		806,501.6	[1]
Securities purchased under agreements to resell	1,228.9		67,000.0			20,868.3
Loans	45,938.2		2,504,551.6			2,006,374.3
Accrued interest receivable	630.4		34,370.9			26,645.5
Other assets	2,063.4		112,498.9			161,705.4
Financial Liabilities:
Interest-bearing deposits	44,722.3		2,438,262.0			2,012,057.9
Non-interest-bearing deposits	9,579.5		522,271.9			452,991.7
Securities sold under repurchase agreements	3,760.1		205,000.0			70,000.0
Short-term borrowings	2,670.9		145,617.2			112,642.8
Accrued interest payable	1,066.3		58,135.2			51,935.9
Long-term debt	5,414.9		295,219.7			178,366.6
Accrued expenses and other liabilities	3,580.2		195,190.5			263,198.8
Financial Assets:
Cash and cash equivalents	4,012.1		218,740.2			188,043.0				218,740.2		0		0
Term placements	3,650.6		199,032.6			149,900.6				0		199,032.6		0
Investments held for trading	1,602.8		87,383.5			77,043.4				0		87,383.5		0
Investments available for sale	18,661.8	[1]	1,017,441.4	[1]		806,501.6	[1]			496.5	[1]	1,016,944.9	[1]	0	[1]
Securities purchased under agreements to resell	1,228.9		67,000.0			20,868.3				0		67,000.0		0
Loans	46,458.1		2,532,896.5			2,025,336.9				0		2,532,896.5		0
Accrued interest receivable	630.4		34,370.9			26,645.5				0		34,370.9		0
Other assets	2,043.4		111,408.6			160,657.4				0		111,408.6		0
Financial Liabilities:
Interest-bearing deposits	44,635.5		2,433,527.9			2,018,607.1				0		2,433,527.9		0
Non-interest-bearing deposits	9,579.5		522,271.9			452,991.7				0		522,271.9		0
Securities sold under repurchase agreements	3,760.1		205,000.0			70,000.0				0		205,000.0		0
Short-term borrowings	2,668.6		145,491.0			112,642.8				0		145,491.0		0
Accrued interest payable	1,066.3		58,135.2			51,935.9				0		58,135.2		0
Long-term debt	5,597.4		305,170.5			181,775.7				0		305,170.5		0
Accrued expenses and other liabilities	$ 3,580.2		195,190.5			263,198.8				0		195,190.5		0

[1]	excluding investments carried at cost Rs. 630.1 million (previous year Rs.578.8 million)